Schedule of Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, balance	$ 128,257	$ 45,116
Additions	180,739	143,625
Depreciation	(31,768)	(37,633)
Disposals	(65,016)	(11,981)
Foreign currency translation change	(65,078)	(10,870)
Property and equipment, balance	147,134	128,257
Right Of Use Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, balance	39,809	4,759
Additions		57,919
Depreciation	(6,920)	(11,999)
Disposals
Foreign currency translation change	(15,504)	(10,870)
Property and equipment, balance	17,385	39,809
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, balance	68,255
Additions		85,319
Depreciation	(12,355)	(17,064)
Disposals
Foreign currency translation change	(32,559)
Property and equipment, balance	55,141	68,255
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, balance	20,193	40,357
Additions	180,739	387
Depreciation	(12,493)	(8,570)
Disposals	(65,016)	(11,981)
Foreign currency translation change	(17,015)
Property and equipment, balance	$ 106,408	$ 20,193